Sale of subsidiaries	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Sale of subsidiaries

Note 3. Sale of subsidiaries

Effective April 30, 2010, the Company sold Bingo.com Services Limited and Bingo.com Operations Limited in an arms length transaction for $250,000. Due to the migrating onto the Unibet's Partner Program and the Company's transition from providing active gaming operations to that of a marketing-focused entity, these subsidiaries and the assets contained therein no longer served a useful purpose to the Company.

The net assets of Bingo.com Services Limited and Bingo.com Operations Limited as at April 30, 2010 were as follows:

April 30, 2010

Assets
Current assets:
Cash	$13,956
Accounts receivable less allowance for doubtful accounts	22,204
Prepaid expenses	37,860
Total Current Assets	74,020

Equipment, net	94,376

Other assets	104,222

Total Assets	$272,618

Liabilities
Current liabilities:
Accounts payable	$37,701
Accrued liabilities	45,595
Provision for progressive jackpots	117,154
Total Current Liabilities	$200,450

Net Assets	$72,168

Proceeds on the sale of subsidiaries	$250,000
Less net assets	(72,168)
Profit on the sale of subsidiaries	$177,832